Property, Equipment, and Leasehold Improvements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Equipment and Leasehold

Property, equipment, and leasehold improvements consist of the following at December 31, 2011 and September 30, 2012 (in thousands):

	December 31, 2011	September 30, 2012
Land	$1,767	$1,767
Building and leasehold improvements	4,797	5,019
Furniture, equipment, and automobile	3,612	4,125
Computer hardware and software	31,197	37,803

Total	41,373	48,714

Less accumulated depreciation and amortization	(26,458)	(30,477)

Total	$14,915	$18,237

Property, equipment, and leasehold improvements consist of the following at December 31, 2010 and 2011 (in thousands):

	2010	2011
Land	$ 1,767	1,767
Building and leasehold improvements	4,672	4,797
Furniture, equipment, and automobile	3,310	3,612
Computer hardware and software	25,630	31,197

	35,379	41,373
Less accumulated depreciation and amortization	(21,854)	(26,458)

	$ 13,525	14,915